Intangible Assets	12 Months Ended
Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
Intangible Assets

Note 10. Intangible Assets

	For the Years Ended
	December 31,
	2025	2024
Finite-Lived Intangible Assets
Balance at beginning of the period	$8,963	$-
Acquired Definite-Lived Intangible Assets	-	24,369
Amortization of Definite-Lived Intangible Assets	(8,963)	(15,406)
Balance at the end of period	$-	$8,963

Technology
Balance at beginning of the period	$1,650,000	$-
Technology acquired	-	2,200,000
Accumulated amortization	(1,650,000)	(550,000)
Balance at the end of period	$-	$1,650,000

Finite-Lived Intangible Assets

Finite-lived intangible assets include digital asset deals contracts which are paid in Filecoin tokens and are amortized over the life of the contract. As part of the Company’s decision to discontinue its Filecoin operations in the second quarter of 2025, the related finite-lived intangible asset was fully amortized during the period.

Technology

The acquired technology relates to the DSS acquisition in June 2024. As part of the Company’s decision to discontinue its Filecoin operations in the second quarter of 2025, management evaluated the recoverability of intangible assets related to Filecoin-related technology. Based on this assessment and in accordance with ASC 350, Intangibles- Goodwill and Other, the Company concluded that this intangible asset no longer had any future economic benefit. Accordingly, their full carrying amount was fully amortized during the period.